INCOME TAXES (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective tax rate (as a percent)	34.80%	36.40%	35.20%	36.40%	36.90%	34.40%	31.10%
U.S. federal corporate income tax rate (as a percent)			35.00%		35.00%	35.00%	35.00%
Estimated
Effective tax rate (as a percent)			35.80%